Investment properties (Details 1) $ in Millions	Jul. 22, 2022 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)
Statement [Line Items]
Investment properties	$ 1,000	$ 302,424	$ 313,369
Shopping Malls [Member]
Statement [Line Items]
Investment properties		90,142	83,331
Properties Under Development [Member]
Statement [Line Items]
Investment properties		858	5,680
Leased Out Farmland [Member]
Statement [Line Items]
Investment properties		13,672	18,040
Rental Properties [Member]
Statement [Line Items]
Investment properties		69,797	117,467
Undeveloped Parcels Of Land [Member]
Statement [Line Items]
Investment properties		127,955	88,851
Investment Property [Member]
Statement [Line Items]
Investment properties		$ 302,424	$ 313,369